UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Marathon Special Opportunity Master Fund, Ltd.

Address:  c/o CITCO Fund Services(Cayman Islands) Limited
          89 Nexus Way, 2nd Floor
          Camana Bay
          P.O. Box 31106
          Grand Caymans, KY1-1205
          Cayman Islands


13F File Number: 028-11614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christine Chartouni
Title:  Chief Compliance Officer
Phone:  212-500-3179


Signature, Place and Date of Signing:

/s/ Christine Chartouni        New York, New York           November 14, 2011
-----------------------       --------------------        ---------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:


     Form 13F File Number        Name
     --------------------        -------------------------------
     028-10682                   Marathon Asset Management, L.P.








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